Subsequent Events - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended								1 Months Ended		3 Months Ended	1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 General and Administrative Expense USD ($)	Dec. 31, 2013 General and Administrative Expense CNY	Dec. 31, 2012 General and Administrative Expense CNY	Dec. 31, 2011 General and Administrative Expense CNY	Mar. 31, 2014 Subsequent Event Share Purchase Agreement USD ($)	Jan. 31, 2014 Subsequent Event Share Purchase Agreement USD ($)	Mar. 31, 2014 Subsequent Event Share Purchase Agreement ThirdParty Agreement	Mar. 31, 2014 Subsequent Event General and Administrative Expense USD ($)	Mar. 31, 2014 Subsequent Event General and Administrative Expense CNY	Mar. 31, 2014 Subsequent Event American Depository Shares Galaxy ENet Inc
Subsequent Event [Line Items]
Shares issued														690,000
Share based compensation expense	$ 11,195	67,769	67,632	41,959	$ 6,725	40,711	47,749	31,420				$ 19,361	117,207
Number of share repurchase agreement											2
Number third parties entered into share repurchase agreement											2
Investment in a cost investee									$ 1,300	$ 1,000